Voya Index Solution 2060 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2060 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,146
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	545
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	850
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,029